Shareholder Report, Average Annual Return (Details)	4 Months Ended
May 31, 2024
C000246166 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%
MSCI ACWI All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%